Offerings	Sep. 09, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class Acommonstock
Amount Registered | shares	1,956,415
Proposed Maximum Offering Price per Unit	0.1615
Maximum Aggregate Offering Price	$ 315,961.02
Fee Rate	0.01476%
Amount of Registration Fee	$ 46.63
Offering Note

(1)

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)	Consists of 1,956,415 shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”) issued to Palantir Technologies, Inc.

(5)

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.1615, which is the average of the high and low prices of the shares of the Company’s Class A Common Stock on September 6, 2024 on the Nasdaq Stock Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class Acommonstock
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.1615
Maximum Aggregate Offering Price	$ 484,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 71.51
Offering Note

(1)

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(3)

Consists of: (i) 500,000 shares of Class A Common Stock, par value $0.0001 issued to Virage Recovery Participation LP, and (ii) 2,500,000 shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”) issuable upon exercise of a warrant issued to Virage Recovery Participation LP.

(5)

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.1615, which is the average of the high and low prices of the shares of the Company’s Class A Common Stock on September 6, 2024 on the Nasdaq Stock Market.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class Acommonstock
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	0.1615
Maximum Aggregate Offering Price	$ 807,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 119.19
Offering Note

(1)

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(4)

Consists of 5,000,000 shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock) issuable upon exercise of warrants issued to Virage Recovery Master, LP pursuant to the MTA Amendment No. 2 and Amendment to the Amended and Restated Security Agreement dated November 13, 2023.

(5)

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.1615, which is the average of the high and low prices of the shares of the Company’s Class A Common Stock on September 6, 2024 on the Nasdaq Stock Market.